Description Of Business And Significant Accounting Policies (FY) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Description Of Business And Significant Accounting Policies [Abstract]
Disaggregation Of Revenue
The following table presents the disaggregated revenue by commodity for the three months and nine months ended September 30, 2020 and 2019 (in thousands):

	For the Three Months Ended September 30,		For the Nine Months Ended September 30,
	2020	2019	2020	2019

Crude oil	$757	$1,208	$2,275	$3,757
Saltwater disposal fees	8	7	17	20
Total	$765	$1,215	$2,292	$3,777

The following table presents the disaggregated revenue by commodity for the years ended December 31, 2019 and 2018 (in thousands):

	Year ended December 31,
	2019	2018

Crude oil	$4,884	5,840
Saltwater disposal fees	27	31
Total	$4,911	$5,871

Inventory	At September 30, 2020 and December 31, 2019, inventory consisted of the following :
	September 30, 2020	December 31, 2019
Oil – carried at lower of cost or market	$302	$415
Total inventory	$302	$415

At December 31, 2019 and December 31, 2018, inventory consisted of the following (in thousands):

	December 31,
	2019	2018
Oil – carried at cost	$415	$359
Equipment and materials – carried at market	—	105
Total inventory	$415	$464

Accounts Receivable
The following table sets forth information concerning the Company’s accounts receivable (in thousands):

	September 30, 2020	December 31, 2019
Revenue	$259	$415
Tax	—	65
Joint interest	3	77
Accounts receivable - current	$262	$557

Tax - noncurrent	$—	$65

At December 31, 2019 and 2018, accounts receivable consisted of the following (in thousands):

	December 31,
	2019	2018
Revenue	$415	$396
Tax	65	129
Joint interest	77	8
Accounts receivable - current	$557	$533

Tax - noncurrent	$65	$130

Reconciliations Of The Numerators And Denominators Of Basic And Diluted Earnings Per Share
The following are reconciliations of the numerators and denominators of our basic and diluted earnings per share ():

	For the Three Months Ended September 30,		For the Nine Months Ended September 30,
	2020	2019	2020	2019
Income (numerator):
Net loss	$(813)	$(182)	$(1,894)	$(269)
Weighted average shares (denominator):
Weighted average shares – basic	10,680,050	10,653,550	10,673,238	10,648,838
Dilution effect of share-based compensation, treasury method	—	—	—	—
Weighted average shares – dilutive	10,680,050	10,653,550	10,673,238	10,648,838
Loss per share:
Basic and fully diluted	$(0.08)	$(0.02)	$(0.18)	$(0.03)

The following are reconciliations of the numerators and denominators of the Company’s basic and diluted earnings per share
	For the years ended December 31,
	2019	2018
Income (numerator):
Net income (loss) from continuing operations	$(436)	$442
Net income from discontinued operations	—	1,127
Weighted average shares (denominator):
Weighted average shares - basic	10,651,342	10,628,170
Dilution effect of share-based compensation, treasury method	—	—
Weighted average shares - dilutive	10,651,342	10,628,170
Income (loss) per share – Basic and Dilutive:
Continuing operations	$(0.04)	$0.04
Discontinued operations	$—	$0.11